Accounting Policies (Policies)	12 Months Ended
Apr. 30, 2013
Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation: The consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries, and its majority-owned investments, if any. Intercompany transactions and accounts are eliminated in consolidation.

Use of Estimates

Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires that we make certain estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates in these consolidated financial statements include: allowances for doubtful trade receivables, estimates of future cash flows associated with assets, asset impairments, useful lives and residual values for depreciation and amortization, net realizable value of inventories, accruals for trade marketing and merchandising programs, income taxes, and the determination of discount and other rate assumptions for defined benefit pension and other postretirement benefit expenses. Actual results could differ from these estimates.

Revenue Recognition

Revenue Recognition: We recognize revenue, net of estimated returns and allowances, when all of the following criteria have been met: a valid customer order with a determinable price has been received; the product has been shipped and title has transferred to the customer; there is no further significant obligation to assist in the resale of the product; and collectability is reasonably assured. Trade marketing and merchandising programs are classified as a reduction of sales. A provision for estimated returns and allowances is recognized as a reduction of sales at the time revenue is recognized.

Major Customer

Major Customer: Sales to Wal-Mart Stores, Inc. and subsidiaries amounted to 26 percent of net sales in 2013, 2012, and 2011. These sales are primarily included in the two U.S. retail market segments. No other customer exceeded 10 percent of net sales for any year. Trade receivables at April 30, 2013 and 2012, included amounts due from Wal-Mart Stores, Inc. and subsidiaries of $92.0 and $84.1, respectively.

Shipping and Handling Costs	Shipping and Handling Costs: Shipping and handling costs are included in cost of products sold.
Trade Marketing and Merchandising Programs

Trade Marketing and Merchandising Programs: In order to support our products, various promotional activities are conducted through retail trade, distributors, or directly with consumers, including in-store display and product placement programs, feature price discounts, coupons, and other similar activities. We regularly review and revise, when we deem necessary, estimates of costs for these promotional programs based on estimates of what will be redeemed by retail trade, distributors, or consumers. These estimates are made using various techniques including historical data on performance of similar promotional programs. Differences between estimated expenditures and actual performance are recognized as a change in estimate in a subsequent period. As the total promotional expenditures, including amounts classified as a reduction of sales, represented 25 percent of net sales in 2013, a possibility exists of materially different reported results if factors such as the level and success of the promotional programs or other conditions differ from expectations.

Advertising Expense	Advertising Expense: Advertising costs are expensed as incurred. Advertising expense was $131.6, $119.6, and $115.1 in 2013, 2012, and 2011, respectively.
Research and Development Costs	Research and Development Costs: Total research and development costs were $24.7, $21.9, and $21.0 in 2013, 2012, and 2011, respectively.
Share-Based Payments

Share-Based Payments: Share-based compensation expense is recognized on a straight-line basis over the requisite service period, which includes a one-year performance period plus the defined forfeiture period, which is typically four years of service or the attainment of a defined age and years of service.

The following table summarizes amounts related to share-based payments.

	Year Ended April 30,
	2013	2012	2011
Share-based compensation expense included in selling, distribution, and administrative expenses	$20.5	$19.3	$19.9
Share-based compensation expense included in other restructuring and merger and integration costs	0.8	2.5	4.4
Total share-based compensation expense	$21.3	$21.8	$24.3

Related income tax benefit	$7.1	$7.5	$8.1

As of April 30, 2013, total unrecognized share-based compensation cost related to nonvested share-based awards was $31.4. The weighted-average period over which this amount is expected to be recognized is 2.9 years.

Corporate income tax benefits realized upon exercise or vesting of an award in excess of that previously recognized in earnings, referred to as excess tax benefits, are presented in the Statements of Consolidated Cash Flows as a financing activity. Realized excess tax benefits are credited to additional capital in the Consolidated Balance Sheets. Realized shortfall tax benefits, amounts which are less than that previously recognized in earnings, are first offset against the cumulative balance of excess tax benefits, if any, and then charged directly to income tax expense. For 2013, 2012, and 2011, the actual tax-deductible benefit realized from share-based compensation was $2.9, $4.8, and $7.3, respectively, including $2.9, $4.8, and $7.0, respectively, of excess tax benefits realized upon exercise or vesting of share-based compensation, and classified as other – net, under financing activities in the Statements of Consolidated Cash Flows.

Defined Contribution Plans

Defined Contribution Plans: We offer employee savings plans for domestic and Canadian employees. Our contributions under these plans are based on a specified percentage of employee contributions. Charges to operations for these plans in 2013, 2012, and 2011 were $18.6, $16.1, and $16.4, respectively. For information on our defined benefit plans, see Note 8: Pensions and Other Postretirement Benefits.

Income Taxes

Income Taxes: We account for income taxes using the liability method. Accordingly, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the applicable tax rate is recognized in income or expense in the period that the change is effective. A valuation allowance is established when it is more likely than not that all or a portion of a deferred tax asset will not be realized. A tax benefit is recognized when it is more likely than not to be sustained.

We account for the financial statement recognition and measurement criteria of a tax position taken or expected to be taken in a tax return under FASB ASC 740, Income Taxes. FASB ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and disclosure.

In accordance with the requirements of FASB ASC 740, uncertain tax positions have been classified in the Consolidated Balance Sheets as long term, except to the extent payment is expected within one year. We recognize net interest and penalties related to unrecognized tax benefits in income tax expense.

Cash and Cash Equivalents	Cash and Cash Equivalents: We consider all short-term, highly-liquid investments with a maturity of three months or less when purchased to be cash equivalents.
Trade Receivables

Trade Receivables: In the normal course of business, we extend credit to customers. Trade receivables, less allowance for doubtful accounts, reflect the net realizable value of receivables and approximate fair value. We evaluate our trade receivables and establish an allowance for doubtful accounts based on a combination of factors. When aware that a specific customer has been impacted by circumstances such as bankruptcy filings or deterioration in the customer’s operating results or financial position, potentially making it unable to meet its financial obligations, we record a specific reserve for bad debt to reduce the related receivable to the amount we reasonably believe is collectible. We also record reserves for bad debt for all other customers based on a variety of factors, including the length of time the receivables are past due, historical collection experience, and an evaluation of current and projected economic conditions at the balance sheet date. Trade receivables are charged off against the allowance after we determine the potential for recovery is remote. At April 30, 2013 and 2012, the allowance for doubtful accounts was $1.3 and $1.7, respectively. The net provision for the allowance for doubtful accounts decreased $0.4 and $0.2 in 2013 and 2012, respectively, and increased $0.4 in 2011. We believe there is no concentration of risk with any single customer whose failure or nonperformance would materially affect results other than as discussed in Major Customer.

Inventories

Inventories: Inventories are stated at the lower of cost or market. Cost for all inventories is determined using the first-in, first-out method applied on a consistent basis.

The cost of finished products and work-in-process inventory includes materials, direct labor, and overhead. Work-in-process is included in finished products in the Consolidated Balance Sheets and was $64.0 and $78.3 at April 30, 2013 and 2012, respectively.

Derivative Financial Instruments

Derivative Financial Instruments: We utilize derivative instruments such as basis contracts, commodity futures and options contracts, foreign currency forwards and options, and interest rate swaps to manage exposures in commodity prices, foreign currency exchange rates, and interest rates. We have policies in place that define acceptable instrument types we may enter into and establish controls to limit our market risk exposure. We account for these derivative instruments in accordance with FASB ASC 815, Derivatives and Hedging, which requires all derivative instruments to be recognized in the financial statements and measured at fair value regardless of the purpose or intent for holding them. For derivatives designated as a cash flow hedge that are used to hedge an anticipated transaction, changes in fair value are deferred and recognized in shareholders’ equity as a component of accumulated other comprehensive loss to the extent the hedge is effective and then recognized in the Statements of Consolidated Income in the period during which the hedged transaction affects earnings. Hedge effectiveness is measured at inception and on a monthly basis. Any ineffectiveness associated with the hedge or changes in fair value of derivatives that are nonqualifying are recognized immediately in the Statements of Consolidated Income. Derivatives designated as fair value hedges that are used to hedge against changes in the fair value of the underlying long-term debt are recognized at fair value on the Consolidated Balance Sheets. Changes in the fair value of the derivative are recognized in the Statements of Consolidated Income and are offset by the change in the fair value of the underlying long-term debt. For additional information, see Note 12: Derivative Financial Instruments.

Property, Plant, and Equipment

Property, Plant, and Equipment: Property, plant, and equipment is recognized at cost and is depreciated on a straight-line basis over the estimated useful life of the asset (3 to 20 years for machinery and equipment, 3 to 7 years for capitalized software costs, and 5 to 40 years for buildings, fixtures, and improvements). Coffee brew equipment is included in machinery and equipment in the Consolidated Balance Sheets and was $39.2 and $37.1 at April 30, 2013 and 2012, respectively.

We lease certain land, buildings, and equipment for varying periods of time, with renewal options. Rent expense in 2013, 2012, and 2011 totaled $59.2, $56.5, and $57.6, respectively. As of April 30, 2013, our minimum operating lease obligations were as follows: $24.5 in 2014, $16.6 in 2015, $16.1 in 2016, $14.5 in 2017, and $13.7 in 2018.

In accordance with FASB ASC 360, Property, Plant, and Equipment, long-lived assets, except goodwill and indefinite-lived intangible assets, are reviewed for impairment when circumstances indicate the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to future net undiscounted cash flows we estimate to be generated by such assets. If such assets are considered to be impaired, the impairment to be recognized is the amount by which the carrying amount of the assets exceeds their estimated fair value. Assets to be disposed of by sale are recognized as held for sale at the lower of carrying value or estimated net realizable value.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets: Goodwill is the excess of the purchase price paid over the estimated fair value of the net assets of a business acquired. In accordance with FASB ASC 350, Intangibles – Goodwill and Other, goodwill and other indefinite-lived intangible assets are not amortized but are reviewed at least annually for impairment. We conduct our annual test for impairment of goodwill and other indefinite-lived intangible assets as of February 1 of each year. A discounted cash flow valuation technique is utilized to estimate the fair value of our reporting units and indefinite-lived intangible assets. We also use a market-based approach to estimate the fair value of our reporting units. For annual impairment testing purposes, we have six reporting units. The discount rates utilized in the cash flow analyses are developed using a weighted-average cost of capital methodology. In addition to the annual test, we test for impairment if events or circumstances occur that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Finite-lived intangible assets are amortized on a straight-line basis over their estimated useful lives. For additional information, see Note 7: Goodwill and Other Intangible Assets.

Marketable Securities and Other Investments

Marketable Securities and Other Investments: Under our investment policy, we may invest in debt securities deemed to be investment grade at the time of purchase for general corporate purposes. We determine the appropriate categorization of debt securities at the time of purchase and reevaluate such designation at each balance sheet date. We typically categorize all debt securities as available for sale, as we have the intent to convert these investments into cash if and when needed. Classification of available-for-sale marketable securities as current or noncurrent is based on whether the conversion to cash is expected to be necessary for operations in the upcoming year, which is consistent with the security’s maturity date, if applicable.

Securities categorized as available for sale are stated at fair value, with unrealized gains and losses reported as a component of accumulated other comprehensive loss. All available-for-sale marketable securities had matured or were sold prior to April 30, 2012, other than the funds associated with nonqualified retirement plans discussed below. Proceeds of $18.6 and $57.1 were realized upon maturity or sale of available-for-sale marketable securities in 2012 and 2011, respectively. We use specific identification to determine the basis on which securities are sold.

We also maintain funds for the payment of benefits associated with nonqualified retirement plans. These funds include investments considered to be available-for-sale marketable securities. At April 30, 2013 and 2012, the fair value of these investments was $48.8 and $36.2, respectively, and was included in other noncurrent assets. Included in accumulated other comprehensive loss at April 30, 2013 and 2012, were unrealized gains of $7.1 and $4.0, respectively. The related tax expense recognized in accumulated other comprehensive loss was $2.6 and $1.5 at April 30, 2013 and 2012, respectively.

Foreign Currency Translation

Foreign Currency Translation: Assets and liabilities of foreign subsidiaries are translated using the exchange rates in effect at the balance sheet date, while income and expenses are translated using average rates. Translation adjustments are reported as a component of shareholders’ equity in accumulated other comprehensive loss. Included in accumulated other comprehensive loss at April 30, 2013 and 2012, were foreign currency gains of $61.5 and $67.0, respectively.

Recently Issued Accounting Standards

Recently Issued Accounting Standards: In June 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-05, Presentation of Comprehensive Income, which eliminated the option to present the components of other comprehensive income as part of the statement of shareholders’ equity and required the presentation of net income and other comprehensive income to be in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 did not change the components that are recognized in net income or other comprehensive income. ASU 2011-05 was effective in 2013, and we elected to present net income and other comprehensive income in two separate but consecutive statements. In February 2013, the FASB issued ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. ASU 2013-02 requires reclassification adjustments for items that are reclassified from accumulated other comprehensive income to net income be presented on the financial statements or in a note to the financial statements. ASU 2013-02 becomes effective in 2014 and will be applied prospectively. We do not anticipate that the adoption of ASU 2013-02 will impact our financial statements, but will expand our disclosures related to amounts reclassified out of accumulated other comprehensive income.

In December 2011, the FASB issued ASU 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 requires the disclosure of both gross and net information about financial instruments and transactions eligible for offset in the consolidated balance sheet. In January 2013, the FASB issued ASU 2013-01, Scope Clarification of Disclosures about Offsetting Assets and Liabilities, which limits the scope of ASU 2011-11 to derivatives, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. ASU 2011-11, as clarified by ASU 2013-01, will be effective for us on May 1, 2013, and will require retrospective application. We do not anticipate that the adoption of ASU 2011-11, as clarified by ASU 2013-01, will impact our financial statements, but will expand our disclosures related to financial instruments.

The FASB issued ASU 2011-08, Testing Goodwill for Impairment, and ASU 2012-02, Intangibles – Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment, in September 2011 and July 2012, respectively. ASU 2011-08 and ASU 2012-02 simplify the guidance for testing impairment of goodwill and indefinite-lived intangible assets by allowing the option to perform a qualitative test to assess the likelihood that the estimated fair value is less than the carrying amount. ASU 2011-08 was effective for our February 1, 2013 annual impairment test. ASU 2012-02 will be effective for our February 1, 2014 annual impairment test, but early adoption is permitted. The adoption of ASU 2011-08 did not change the process for our February 1, 2013 impairment test and did not impact our financial statements or related disclosures. We do not anticipate that the adoption of ASU 2012-02 will change the process for our February 1, 2014 impairment test.

Risks and Uncertainties

Risks and Uncertainties: The raw materials we use are primarily commodities, agricultural-based products, and packaging materials. The principal packaging materials we use are glass, plastic, steel cans, caps, carton board, and corrugate. The fruit and vegetable raw materials used in the production of our food products are purchased from independent growers and suppliers. Green coffee, peanuts, edible oils, sweeteners, milk, flour, corn, and other ingredients are obtained from various suppliers. The availability, quality, and cost of many of these commodities have fluctuated, and may continue to fluctuate, over time. Green coffee is sourced solely from foreign countries and its supply and price are subject to high volatility due to factors such as weather, global supply and demand, pest damage, speculative influences, and political and economic conditions in the source countries. Raw materials are generally available from numerous sources, although we have elected to source certain plastic packaging materials from single sources of supply pursuant to long-term contracts. While availability may vary year to year, we believe that we will continue to be able to obtain adequate supplies and that alternatives to single-sourced materials are available. We have not historically encountered significant shortages of key raw materials. We consider our relationships with key material suppliers to be good.

Of our total employees, 28 percent are covered by union contracts at nine locations. The contracts vary in term depending on the location, with four contracts expiring in 2014, representing 8 percent of our total employees.

We insure our business and assets in each country against insurable risks, to the extent that we deem appropriate, based upon an analysis of the relative risks and costs.

Reclassifications	Reclassifications: Certain prior year amounts have been reclassified to conform to current year classifications.